Oil and Gas Interests - Additional Information (Detail) $ in Thousands	12 Months Ended
Jun. 30, 2016 USD ($) $ / ft³ $ / Boe
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Impairment charge | $	$ 1,638
Per Barrel Of Oil
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Sales prices used for the ceiling test | $ / Boe	40.19
Natural Gas, Per Thousand Cubic Feet
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Sales prices used for the ceiling test | $ / ft³	2.41